Average Annual Total Returns - VY Columbia Small Cap Value II Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 2000® Value Index 1 Yr		Class ADV Russell 2000® Value Index 5 Yrs		Class ADV Russell 2000® Value Index 10 Yrs		Class ADV Russell 2000® Value Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Value Index 1 Yr		Class I Russell 2000® Value Index 5 Yrs		Class I Russell 2000® Value Index 10 Yrs		Class I Russell 2000® Value Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Value Index 1 Yr		Class R6 Russell 2000® Value Index 5 Yrs		Class R6 Russell 2000® Value Index 10 Yrs		Class R6 Russell 2000® Value Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 2000® Value Index 1 Yr		Class S Russell 2000® Value Index 5 Yrs		Class S Russell 2000® Value Index 10 Yrs		Class S Russell 2000® Value Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 2000® Value Index 1 Yr		Class S2 Russell 2000® Value Index 5 Yrs		Class S2 Russell 2000® Value Index 10 Yrs		Class S2 Russell 2000® Value Index Since Inception
Total	9.28%	7.98%	8.61%		Dec. 29, 2006	4.63%	[1]	9.65%	[1]	8.66%	[1]	[1]	9.89%	8.52%	9.16%		Apr. 28, 2006	4.63%	[1]	9.65%	[1]	8.66%	[1]	[1]	9.94%	8.53%	9.16%		May 03, 2016	4.63%	[1]	9.65%	[1]	8.66%	[1]	[1]	9.54%	8.24%	8.87%		May 01, 2006	4.63%	[1]	9.65%	[1]	8.66%	[1]	[1]	9.45%	8.10%	8.71%		Feb. 27, 2009	4.63%	[1]	9.65%	[1]	8.66%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.